Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II Valuation and Qualifying Accounts

Schedule II Valuation and Qualifying Accounts

	Balance at beginning of period	Addition- charged to income	Deduction bad debts written off	Translation adjustments and other	Balance at end of period
	(Millions of yen)
Year ended December 31, 2011:
Allowance for doubtful receivables
Trade receivables	¥14,920	¥492	¥(3,995)	¥146	¥11,563
Finance receivables	7,983	2,052	(1,937)	(1,059)	7,039
Year ended December 31, 2010:
Allowance for doubtful receivables
Trade receivables	¥11,343	¥787	¥(2,038)	¥4,828	¥14,920
Finance receivables	9,023	1,995	(3,103)	68	7,983
Year ended December 31, 2009:
Allowance for doubtful receivables
Trade receivables	¥9,318	¥3,054	¥(1,474)	¥445	¥11,343
Finance receivables	8,268	3,465	(2,829)	119	9,023